Acquisition - Additional Information (Detail) - USD ($)			12 Months Ended
	Dec. 19, 2014	Oct. 29, 2014	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill			$ 30,579,000	$ 30,579,000	$ 30,579,000
A S V Holding LLC
Business Acquisition [Line Items]
Business acquisition percentage of voting interests acquired		51.00%
Total purchase consideration		$ 49,787,000
Non-controlling interest fair value assumption, significant inputs			Fair value of Terex 49% share of the Company's equity was first calculated by grossing up the fair value of the controlling interest purchased by the Company to a 100% value, then deducting the $25,000 value of the majority holder. An adjustment for an implied minority discount of $2,000 (approximately 8%) was applied against initial calculation.
Equity, fair value Adjustment			$ 25,000,000
Assets, Fair Value Adjustment	$ 3,668,000
Goodwill	30,579,000					$ 30,579,000
Fees for accounting and legal services	646,000
A S V Holding LLC | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Equity, fair value Adjustment			$ 2,000,000
A S V Holding LLC | Long-term Debt [Member]
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity	$ 40,000,000
Credit facility, term	5 years
Amount drawn by company	$ 40,000,000
A S V Holding LLC | Revolving Credit Facility
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity	35,000,000
Amount drawn by company	$ 4,650,000